Note 4 - Loans and Related Allowance for Loan Losses (Details) - Past Due Financing Receivables - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	$ 529,146	$ 465,164
Loans, past due	4,564	5,420
Loans, total	533,710	470,584
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	1,912	2,471
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	121	434
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	2,531	2,515
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	41,544	34,480
Loans, past due	992	448
Loans, total	42,536	34,928
Commercial and Industrial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	225	349
Commercial and Industrial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	26	68
Commercial and Industrial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	741	31
Real Estate Construction Porfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	22,137	30,296
Loans, past due	0	0
Loans, total	22,137	30,296
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	229,725	205,753
Loans, past due	2,753	4,343
Loans, total	232,478	210,096
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	1,482	2,065
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	92	363
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	1,179	1,915
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	230,903	190,088
Loans, past due	798	597
Loans, total	231,701	190,685
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	189	30
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	0	0
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	609	567
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current balance	4,837	4,547
Loans, past due	21	32
Loans, total	4,858	4,579
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	16	27
Consumer Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	3	3
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due	$ 2	$ 2